Dividend income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Dividend income	€ 571	€ 488	€ 513
Financial assets held for trading
Disclosure of financial assets [line items]
Dividend income	415	366	369
Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of financial assets [line items]
Dividend income	68	35	32
Financial assets at fair value through other comprehensive income
Disclosure of financial assets [line items]
Dividend income	€ 88	€ 87	€ 112